UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds’ website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

BISHOP STREET

TABLE OF CONTENTS

FUNDS

High Grade Income Fund	(unaudited)

Top Ten Holdings†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	U.S. Treasury Bond	4.375%	05/15/41	4.1%

2.	U.S. Treasury Bond	3.125%	05/15/48	2.8%

3.	U.S. Treasury Bond	2.250%	08/15/46	2.5%

4.	U.S. Treasury Bond	6.000%	02/15/26	2.3%

5.	GNMA, Ser 2012-91, Cl QL	2.000%	09/20/41	2.3%

6.	FFCB	1.040%	05/27/27	2.2%

7.	Apple	4.650%	02/23/46	1.8%

8.	FHLMC, Ser 2015-4425, Cl BY	2.000%	01/15/45	1.8%

9.	FHLB	3.000%	03/10/28	1.7%

10.	FHLB	2.500%	03/11/22	1.7%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)

CORPORATE OBLIGATIONS — 51.2%
Communication Services — 4.9%
	Comcast
$300	3.150%, 03/01/26	$335
	TWDC Enterprises 18 MTN
430	4.125%, 06/01/44	519
225	1.850%, 07/30/26	233
	Verizon Communications
325	4.329%, 09/21/28	391
	ViacomCBS
175	3.500%, 01/15/25	191

		1,669

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Consumer Discretionary — 5.7%
	Amazon.com
$350	4.800%, 12/05/34	$479
	George Washington University
225	4.363%, 09/15/43	261
	Home Depot
325	5.875%, 12/16/36	485
	Lowe’s
200	3.650%, 04/05/29	230
	McDonald’s MTN
200	4.600%, 05/26/45	246
	Starbucks
225	2.450%, 06/15/26	240

		1,941

Consumer Staples — 2.2%
	Clorox
250	1.800%, 05/15/30	252
	General Mills
330	4.000%, 04/17/25	373
	Hershey
125	2.625%, 05/01/23	132

		757

Energy — 3.6%
	BP Capital Markets PLC
300	3.814%, 02/10/24	330
	Kinder Morgan Energy Partners LP
150	4.300%, 05/01/24	165
	Schlumberger Investment SA
400	3.650%, 12/01/23	429
	Shell International Finance BV
260	3.875%, 11/13/28	302

		1,226

Financials — 15.4%
	Aflac
350	3.625%, 11/15/24	396
	Bank of America MTN
450	4.000%, 04/01/24	499
235	3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/30	259
	Bank of Montreal MTN
275	3.300%, 02/05/24	299

June 30, 2020	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Financials — (continued)
	Bank of New York Mellon MTN
$500	4.150%, 02/01/21	$511
	Capital One Financial
175	3.750%, 03/09/27	193
	Citigroup
100	3.875%, 10/25/23	110
	Discover Bank
200	4.200%, 08/08/23	218
	Goldman Sachs Group MTN
250	1.660%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	248
	JPMorgan Chase
375	3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	419
275	2.700%, 05/18/23	290
	MetLife
250	3.048%, 12/15/22	265
	Morgan Stanley MTN
400	3.875%, 01/27/26	452
	PNC Financial Services Group
250	3.500%, 01/23/24	273
	US Bancorp MTN
450	3.000%, 03/15/22	470
	Wells Fargo MTN
250	4.150%, 01/24/29	294

		5,196

Health Care — 4.5%
	AbbVie
500	2.900%, 11/06/22	525
	Celgene
250	3.875%, 08/15/25	277
	CVS Health
250	2.875%, 06/01/26	271
	Gilead Sciences
450	4.500%, 04/01/21	459

		1,532

Industrials — 0.9%
	FedEx
125	2.625%, 08/01/22	130
	Norfolk Southern
150	2.900%, 06/15/26	166

		296

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Information Technology — 7.0%
	Apple
$450	4.650%, 02/23/46	$620
	Applied Materials
200	3.300%, 04/01/27	228
	International Business Machines
360	3.500%, 05/15/29	415
	KLA
200	4.650%, 11/01/24	229
	Microsoft
250	3.625%, 12/15/23	276
	Oracle
175	2.500%, 04/01/25	188
	QUALCOMM
365	3.250%, 05/20/27	414

		2,370

Materials — 1.6%
	DuPont de Nemours
285	5.419%, 11/15/48	375
	Sherwin-Williams
140	3.125%, 06/01/24	151

		526

Transportation — 1.3%
	Burlington Northern Santa Fe LLC
345	4.450%, 03/15/43	434

Utilities — 4.1%
	Berkshire Hathaway Energy
200	6.125%, 04/01/36	289
	Duke Energy Florida LLC
325	3.100%, 08/15/21	331
	Sempra Energy
200	3.250%, 06/15/27	219
	Sierra Pacific Power
200	2.600%, 05/01/26	217
	Xcel Energy
300	3.300%, 06/01/25	330

		1,386

TOTAL CORPORATE OBLIGATIONS (Cost $15,630)		17,333

June 30, 2020	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

U.S. TREASURY OBLIGATIONS — 20.8%
	U.S. Treasury Bonds
$600	6.000%, 02/15/26	$788
250	5.375%, 02/15/31	371
250	4.750%, 02/15/37	399
300	4.500%, 08/15/39	478
875	4.375%, 05/15/41	1,391
665	3.125%, 05/15/48	932
100	3.000%, 08/15/48	138
700	2.250%, 08/15/46	830
	U.S. Treasury Notes
170	3.125%, 11/15/28	206
315	2.875%, 10/31/20	318
380	2.125%, 05/15/25	414
400	2.000%, 11/15/26	439
300	1.625%, 08/15/29	327

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,833)		7,031

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.0%
	FFCB
350	3.220%, 12/10/25	401
450	3.100%, 12/06/24	503
200	1.530%, 03/02/27	212
200	1.430%, 02/14/24	208
750	1.040%, 05/27/27	749
	FHLB
475	4.750%, 03/10/23	532
500	3.125%, 06/13/25	562
500	3.000%, 03/10/28	581
550	2.500%, 03/11/22	571
500	2.125%, 09/14/29	548
375	1.720%, 04/27/28	375
	FHLMC MTN
350	1.125%, 10/14/25	350
500	0.500%, 06/03/24	500

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,772)		6,092

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.7%
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	600

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)/Shares		Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — (continued)
	FHLMC, Ser G12710
$17	5.500%, 07/01/22	$18
	FNMA, Ser 2003-58, Cl D
27	3.500%, 07/25/33	30
	FNMA, Ser 2012-84, Cl JB
217	3.000%, 05/25/42	226
	FNMA, Ser 2013-92, Cl MT
27	4.000%, 07/25/41	28
	FNMA, Ser 889958
11	5.000%, 10/01/23	12
	GNMA, Ser 2011-112, Cl JP
18	2.000%, 02/20/40	18
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	784
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	223

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,691)		1,939

MUNICIPAL BONDS — 3.0%
	California State, GO
260	6.509%, 04/01/39	275
	Evansville, Redevelopment Authority, GO
500	7.210%, 02/01/39	502
	Houston, Independent School District, GO
250	6.125%, 02/15/28	251

TOTAL MUNICIPAL BONDS (Cost $1,019)		1,028

CASH EQUIVALENT — 0.8%
258,357	BlackRock FedFund, Institutional Shares, 0.100% (A) (Cost $258)	258

TOTAL INVESTMENTS (Cost $30,203) — 99.5%		$33,681

Percentages are based on Net Assets of $33,859 (000).

(A)	The rate reported is the 7-day effective yield as of June 30, 2020.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

June 30, 2020	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(concluded)

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Corporation

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

USD — U.S. Dollar

VAR — Variable

Cost figures are shown in thousands.

The following is a summary of the inputs used as of June 30, 2020, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$17,333	$—	$17,333
U.S. Treasury Obligations	—	7,031	—	7,031
U.S. Government Agency Obligations	—	6,092	—	6,092
U.S. Government Agency Mortgage-Backed Obligations	—	1,939	—	1,939
Municipal Bonds	—	1,028	—	1,028
Cash Equivalent	258	—	—	258

Total Investments in Securities	$258	$33,423	$—	$33,681

For the six-month period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Top Ten Holdings†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	Hawaii State, Department of Budget & Finance, Ser A	5.000%	07/01/35	2.9%

2.	Hawaii State, Ser FW	5.000%	01/01/37	2.6%

3.	Hawaii State, Department of Budget & Finance	3.200%	07/01/39	2.5%

4.	University of Hawaii, Ser F	5.000%	10/01/35	2.5%

5.	Hawaii State, Department of Transportation, Airports Division Lease Revenue, AMT	5.000%	08/01/21	2.2%

6.	Hawaii State, Ser FK	5.000%	05/01/29	2.0%

7.	Hawaii State, Ser ET	4.000%	10/01/26	1.9%

8.	Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	1.8%

9.	Maui County	3.250%	09/01/36	1.8%

10.	Hawaii State, Harbor System Revenue, Ser A	5.625%	07/01/40	1.6%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 97.3%
California — 2.0%
	California State, Educational Facilities Authority, Ser U-6, RB
$670	5.000%, 05/01/45	$1,079

June 30, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

California — (continued)
	Orange County, Water District, Ser A, RB
$1,000	5.000%, 08/15/23, Pre-Refunded @ 100 (A)	$1,146
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100 (A)	243

		2,468

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	183

Hawaii — 90.7%
	Hawaii County, Ser A, GO
250	5.000%, 09/01/22 (B)	275
150	5.000%, 09/01/24	178
600	5.000%, 09/01/26	743
100	5.000%, 09/01/27	124
125	5.000%, 09/01/28	158
500	5.000%, 09/01/30	610
400	5.000%, 09/01/33	494
300	5.000%, 09/01/36	367
1,500	4.000%, 09/01/35	1,686
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	220
	Hawaii County, Ser C, GO
100	5.000%, 09/01/27	124
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	551
300	5.000%, 09/01/27	371
	Hawaii State, Airports System Authority, Ser A, RB
250	5.250%, 07/01/23	251
420	5.000%, 07/01/39	421
2,000	5.000%, 07/01/45	2,253
	Hawaii State, Airports System Authority, COP, AMT
500	5.250%, 08/01/25	551
	Hawaii State, Airports System Authority, RB, AMT
1,500	5.000%, 07/01/24	1,561
1,000	4.125%, 07/01/24	1,031
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
760	6.000%, 07/01/33	850
350	4.625%, 07/01/20, Pre-Refunded @ 100(A)	350
100	4.000%, 01/01/24	106

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Department of Budget & Finance, RB
$100	5.500%, 07/01/43	$110
475	5.125%, 07/01/31	524
275	5.000%, 07/01/20	275
300	5.000%, 07/01/21	312
300	5.000%, 07/01/26	333
200	5.000%, 07/01/29	221
140	4.000%, 01/01/26	151
250	4.000%, 01/01/31	272
350	3.250%, 01/01/25	372
3,000	3.200%, 07/01/39	3,093
	Hawaii State, Department of Budget & Finance, Ser A, RB
500	5.500%, 07/01/20, Pre-Refunded @ 100(A)	500
205	5.000%, 07/01/22	221
575	5.000%, 07/01/26	637
350	5.000%, 07/01/27	408
755	5.000%, 07/01/30	873
3,085	5.000%, 07/01/35	3,510
1,130	4.000%, 07/01/40	1,211
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	857
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
500	5.000%, 11/01/26	627
	Hawaii State, Department of Hawaiian Home Lands, RB
500	5.000%, 04/01/27	635
	Hawaii State, Department of Hawaiian Home Lands, Ser A, RB
350	4.000%, 11/01/22	379
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%, 08/01/21	2,633
1,000	5.000%, 08/01/27	1,089
1,000	5.000%, 08/01/28	1,087
	Hawaii State, Harbor System Revenue, Ser A, RB
2,000	5.625%, 07/01/40	2,006
220	5.000%, 07/01/25	221
1,125	4.250%, 07/01/21	1,129
	Hawaii State, Highway Revenue, Ser A, RB
700	5.000%, 01/01/23	780
215	5.000%, 01/01/25	253
1,950	5.000%, 01/01/30	2,350
1,000	5.000%, 01/01/33	1,154
1,200	4.000%, 01/01/26	1,259

June 30, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Highway Revenue, Ser B, RB
$165	5.000%, 01/01/24	$190
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	205
115	3.750%, 04/01/21	118
	Hawaii State, Housing Finance & Development, Ser A, RB, GNMA Insured
1,000	1.900%, 01/01/21	1,002
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
270	3.450%, 01/01/22	277
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,034
	Hawaii State, Ser DZ, GO
300	5.000%, 12/01/21, Pre-Refunded @ 100(A)	320
225	4.000%, 12/01/30	234
200	4.000%, 12/01/31	208
	Hawaii State, Ser EA, GO
1,700	5.000%, 12/01/22	1,813
	Hawaii State, Ser EE-2017, GO
400	5.000%, 11/01/22, Pre-Refunded @ 100(A)	443
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	332
500	5.000%, 11/01/24	553
	Hawaii State, Ser EH, GO
45	5.000%, 08/01/23, Pre-Refunded @ 100(A)	52
125	5.000%, 08/01/24	142
300	5.000%, 08/01/29	340
295	5.000%, 08/01/30	334
95	5.000%, 08/01/32	107
	Hawaii State, Ser EH-2017, GO
85	5.000%, 08/01/23 (B)	97
	Hawaii State, Ser EO, GO
1,535	5.000%, 08/01/29	1,801
1,000	5.000%, 08/01/30	1,167
1,000	5.000%, 08/01/33	1,158
	Hawaii State, Ser EP, GO
500	5.000%, 08/01/25	590
	Hawaii State, Ser ET, GO
2,000	4.000%, 10/01/26	2,326

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Ser FB, GO
$450	3.000%, 04/01/35	$479
	Hawaii State, Ser FG, GO
500	5.000%, 10/01/30	619
200	5.000%, 10/01/31	246
	Hawaii State, Ser FH, GO
400	5.000%, 10/01/28	499
	Hawaii State, Ser FK, GO
1,915	5.000%, 05/01/29	2,422
	Hawaii State, Ser FN-REF, GO
625	5.000%, 10/01/30	795
	Hawaii State, Ser FT, GO
280	5.000%, 01/01/29	360
750	5.000%, 01/01/31	956
	Hawaii State, Ser FW, GO
2,465	5.000%, 01/01/37	3,137
1,000	5.000%, 01/01/39	1,265
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
500	5.000%, 07/01/22, Pre-Refunded @ 100(A)	546
915	5.000%, 07/01/23	1,008
500	5.000%, 07/01/24	587
1,250	5.000%, 07/01/25	1,473
500	5.000%, 07/01/26	623
200	5.000%, 07/01/27	233
750	3.000%, 07/01/45	790
	Honolulu Hawaii City & County, GO
580	5.000%, 03/01/30	787
215	4.000%, 09/01/25	251
250	4.000%, 09/01/27	304
250	4.000%, 09/01/33	296
	Honolulu Hawaii City & County, Ser A, GO
305	5.250%, 08/01/21, Pre-Refunded @ 100(A)	322
1,000	5.000%, 10/01/23	1,148
1,000	5.000%, 10/01/27	1,213
350	5.000%, 10/01/29	424
800	5.000%, 10/01/31	963
475	5.000%, 09/01/32	598
1,500	5.000%, 10/01/37	1,773
1,175	5.000%, 09/01/38	1,482
325	4.000%, 08/01/21, Pre-Refunded @ 100(A)	338

June 30, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Honolulu Hawaii City & County, Ser B, GO
$300	5.000%, 08/01/21, Pre-Refunded @ 100(A)	$315
280	5.000%, 11/01/22	310
200	5.000%, 11/01/24	221
1,000	5.000%, 11/01/25	1,103
500	5.000%, 10/01/26	609
500	5.000%, 10/01/28	606
	Honolulu Hawaii City & County, Ser C, GO
125	5.000%, 10/01/21	132
375	5.000%, 08/01/32	495
1,000	5.000%, 08/01/34	1,308
1,400	5.000%, 08/01/44	1,777
1,200	4.000%, 08/01/23	1,332
1,400	4.000%, 10/01/32	1,610
145	3.000%, 10/01/28	160
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/31	1,194
100	5.000%, 07/01/32	133
500	5.000%, 07/01/39	646
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
650	5.000%, 07/01/22	711
100	5.000%, 07/01/22, Pre-Refunded @ 100(A)	109
300	5.000%, 07/01/24	354
575	5.000%, 07/01/49	727
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
1,000	5.000%, 07/01/23	1,137
325	4.000%, 07/01/33	374
	Kauai County, GO
150	5.000%, 08/01/26	187
250	5.000%, 08/01/37	308
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	263
500	5.000%, 08/01/23	548
250	4.000%, 08/01/24	268
250	3.250%, 08/01/23	258
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	417
	Maui County, RB
2,000	3.250%, 09/01/36	2,204

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)

Hawaii — (continued)
	University of Hawaii, Ser B, RB
$1,500	5.000%, 10/01/34	$1,765
1,000	4.000%, 10/01/23	1,111
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,806
1,350	5.000%, 10/01/32	1,642
	University of Hawaii, Ser F, RB
2,425	5.000%, 10/01/35	2,997

		112,674

Indiana — 0.1%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
65	4.100%, 06/01/27	67

Kentucky — 0.2%
	Kentucky State, Public Energy Authority, Ser B, RB
200	4.000%, 07/01/22	211

New York — 0.9%
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,163

Oklahoma — 0.9%
	Comanche County, Educational Facilities Authority, Ser A, RB
500	5.000%, 12/01/30	605
	Oklahoma State, Development Finance Authority, RB
475	5.000%, 06/01/44	539

		1,144

Tennessee — 0.5%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	602

Texas — 1.0%
	Tomball City, Independent School District, GO, PSF-GTD Insured
1,000	5.000%, 02/15/28	1,195

Utah — 0.9%
	Utah County, RB
500	4.000%, 12/01/39	589
	Utah State, Charter School Finance Authority, Ser A, RB, UT CSCE Insured
450	4.000%, 10/15/40	481

		1,070

TOTAL MUNICIPAL BONDS (Cost $116,511)		120,777

June 30, 2020	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(concluded)

Shares		Value (000)

CASH EQUIVALENT — 0.8%
1,038,811	BlackRock FedFund, Institutional Shares, 0.100% (C) (Cost $1,039)	$1,039

TOTAL INVESTMENTS (Cost $117,550) —98.1%		$121,816

Percentages are based on Net Assets of $124,158 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	The rate reported is the 7-day effective yield as of June 30, 2020.

AMT — Alternative Minimum Tax

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

Cost figures are shown in thousands.

The following is a summary of the inputs used as of June 30, 2020, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$120,777	$—	$120,777
Cash Equivalent	1,039	—	—	1,039

Total Investments in Securities	$1,039	$120,777	$—	$121,816

For the six-month period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statements of Assets and Liabilities (000)

June 30, 2020

	High Grade Income Fund	Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$30,203	$117,550

Investments, at Value	$33,681	$121,816
Dividends and Interest Receivable	231	1,961
Receivable for Fund Shares Sold	—	25
Receivable for Investment Securities Sold	—	596
Prepaid Expenses	4	8

Total Assets	33,916	124,406

Liabilities:
Income Distribution Payable	19	145
Advisory Fees Payable	6	15
Shareholder Servicing Fees Payable	4	3
Administrative Fees Payable	4	9
Chief Compliance Officer Fees Payable	1	2
Payable for Fund Shares Redeemed	—	8
Trustees Fees Payable	—	1
Distribution Fees Payable, Class A	—	4
Audit Expense Payable	6	21
Transfer Agent Fees Payable	7	16
Printing Expense Payable	3	11
Other Accrued Expenses Payable	7	13

Total Liabilities	57	248

Net Assets	$33,859	$124,158

Paid-in Capital	$30,518	$119,822
Total Distributable Earnings	3,341	4,336

Net Assets	$33,859	$124,158

Class I Shares:
Net Assets	$33,859	$107,382
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,253	9,905
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$10.41	$10.84

Class A Shares:
Net Assets	N/A	$16,776
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	1,547
Net Asset Value, Offering and Redemption Price Per Share — Class A (Net Assets / Shares Outstanding)	N/A	$10.84

Maximum Offering Price Per Shares — Class A ($10.84/ 97.00%)	N/A	$11.18

N/A — Not Applicable. Share class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statements of Operations (000)

For the six-month period ended June 30, 2020

	High Grade Income Fund	Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$476	$1,570
Dividend Income	4	8

Total Investment Income	480	1,578

Expenses:
Investment Adviser Fees	96	221
Shareholder Servicing Fees	44	139
Administrative Fees	35	126
Chief Compliance Officer Fees	1	3
Distribution Fees, Class A	—	21
Transfer Agent Fees	20	50
Audit Fees	6	22
Legal Fees	5	17
Pricing Fees	5	13
Printing Fees	5	17
Trustees’ Fees	4	14
Custody Fees	2	3
Registration Fees	4	4
Miscellaneous Expenses	3	13

Total Expenses	230	663

Less Waivers:
Investment Adviser Fees	(59)	(124)
Shareholder Servicing Fees	(26)	(95)
Administrative Fees	(12)	(75)

Total Waivers	(97)	(294)

Total Net Expenses	133	369

Net Investment Income	347	1,209

Net Realized Gain (Loss) on Investments	153	(4)
Net Change in Unrealized Appreciation on Investments	1,657	1,118

Net Realized and Unrealized Gain on Investments	1,810	1,114

Increase in Net Assets Resulting from Operations	$2,157	$2,323

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30, 2020 (unaudited) and the year ended December 31, 2019

	High Grade Income Fund		Hawaii Municipal Bond Fund
	2020	2019	2020	2019
Investment Activities from Operations:
Net Investment Income	$347	$805	$1,209	$2,888
Net Realized Gain (Loss) on Investments	153	168	(4)	396
Net Change in Unrealized Appreciation on Investments	1,657	2,191	1,118	3,720

Increase in Net Assets Resulting from Operations	2,157	3,164	2,323	7,004

Distributions:
Class I Shares	(347)	(837)	(1,071)	(2,540)
Class A Shares	N/A	N/A	(144)	(346)

Total Distributions	(347)	(837)	(1,215)	(2,886)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	1,326	971	5,323	11,368
Reinvestments of Cash Distributions	229	558	142	363
Cost of Shares Redeemed	(5,147)	(4,853)	(10,285)	(13,165)

Total Class I Capital Share Transactions	(3,592)	(3,324)	(4,820)	(1,434)

Class A Shares:
Proceeds from Shares Issued	N/A	N/A	64	309
Reinvestments of Cash Distributions	N/A	N/A	104	249
Cost of Shares Redeemed	N/A	N/A	(611)	(1,189)

Total Class A Capital Share Transactions	N/A	N/A	(443)	(631)

Net Decrease in Net Assets from Capital Share Transactions	(3,592)	(3,324)	(5,263)	(2,065)

Total Increase (Decrease) in Net Assets	(1,782)	(997)	(4,155)	2,053

Net Assets:
Beginning of Period	35,641	36,638	128,313	126,260

End of Period	$33,859	$35,641	$124,158	$128,313

Share Transactions:
Class I Shares:
Shares Issued	129	101	494	1,068
Shares Issued in Lieu of Cash Distributions	23	57	13	34
Shares Redeemed	(503)	(498)	(966)	(1,244)

Total Class I Transactions	(351)	(340)	(459)	(142)

Class A Shares:
Shares Issued	N/A	N/A	6	29
Shares Issued in Lieu of Cash Distributions	N/A	N/A	9	24
Shares Redeemed	N/A	N/A	(57)	(112)

Total Class A Transactions	N/A	N/A	(42)	(59)

Net Decrease in Shares Outstanding from Share Transactions	(351)	(340)	(501)	(201)

N/A — Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six-month period ended June 30, 2020 (unaudited) and the years ended December 31,

		Investment Activities		Total Investment Activities from Operations	Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains	Total Dividends and Distributions

HIGH GRADE INCOME FUND
Class I Shares:
2020	$9.89	$0.10	$0.52	$0.62	$(0.10)	$—	$(0.10)
2019	9.29	0.21	0.61	0.82	(0.22)	—	(0.22)
2018	9.64	0.23	(0.35)	(0.12)	(0.22)	(0.01)	(0.23)
2017	9.65	0.22	0.12	0.34	(0.22)	(0.13)	(0.35)
2016	9.80	0.22	(0.07)	0.15	(0.22)	(0.08)	(0.30)
2015	10.05	0.23	(0.19)	0.04	(0.23)	(0.06)	(0.29)

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2020	$10.73	$0.10	$0.11	$0.21	$(0.10)	$—	$(0.10)
2019	10.39	0.25	0.34	0.59	(0.25)	—	(0.25)
2018	10.58	0.26	(0.19)	0.07	(0.26)	— ^	(0.26)
2017	10.45	0.25	0.14	0.39	(0.25)	(0.01)	(0.26)
2016	10.80	0.27	(0.30)	(0.03)	(0.26)	(0.06)	(0.32)
2015	10.88	0.29	(0.01)	0.28	(0.29)	(0.07)	(0.36)
Class A Shares:
2020	$10.74	$0.09	$0.10	$0.19	$(0.09)	$—	$(0.09)
2019	10.39	0.22	0.35	0.57	(0.22)	—	(0.22)
2018	10.58	0.23	(0.20)	0.03	(0.22)	— ^	(0.22)
2017	10.45	0.23	0.13	0.36	(0.22)	(0.01)	(0.23)
2016	10.80	0.24	(0.29)	(0.05)	(0.24)	(0.06)	(0.30)
2015	10.88	0.26	(0.01)	0.25	(0.26)	(0.07)	(0.33)

(1)	Per share net investment income calculated using average shares.
*	Annualized.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

^	Amount less than $0.005.

Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$10.41	6.30%	$33,859	0.76	%*	1.32	%*	1.98	%*	7%
9.89	8.89	35,641	0.76		1.29		2.19		16
9.29	(1.21)	36,638	0.76		1.34		2.42		22
9.64	3.56	50,693	0.76		1.29		2.30		33
9.65	1.47	61,204	0.76		1.25		2.20		27
9.80	0.37	72,251	0.76		1.21		2.31		24

$10.84	2.01%	$107,382	0.55	%*	1.02	%*	1.95	%*	15%
10.73	5.69	111,254	0.55		1.04		2.31		36
10.39	0.66	109,130	0.55		1.07		2.47		21
10.58	3.74	117,285	0.55		1.04		2.39		25
10.45	(0.32)	120,894	0.55		1.02		2.45		26
10.80	2.61	127,712	0.55		0.98		2.64		28

$10.84	1.79%	$16,776	0.80	%*	1.27	%*	1.70	%*	15%
10.74	5.48	17,059	0.80		1.29		2.06		36
10.39	0.34	17,130	0.80		1.32		2.21		21
10.58	3.46	20,335	0.80		1.29		2.14		25
10.45	(0.57)	22,374	0.80		1.27		2.20		26
10.80	2.36	22,959	0.80		1.23		2.39		28

The accompanying notes are an integral part of the financial statements.

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Notes to Financial Statements

June 30, 2020

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of two funds (each a Fund, collectively the “Funds”) which includes High Grade Income Fund and the Hawaii Municipal Bond Fund. High Grade Income Fund is diversified while Hawaii Municipal Bond Fund, is non-diversified. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)) including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available.

Bishop Street Funds

(unaudited)

Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended June 30, 2020, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized using the effective interest method over the life of each security and are recorded as interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Bishop Street Funds

(unaudited)

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each of the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income and Hawaii Municipal Bond Funds. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Hawaii Municipal Bond Fund. Sales charges are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A shares.

Cash Overdraft Charges

Per the terms of the agreement with MUFG Union Bank, N.A., the custodian of the Funds (the “Custodian”), if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the six-month period ended June 30, 2020, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Funds by Bishop Street Capital Management (the “Adviser”), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a wholly owned subsidiary of First Hawaiian Inc. The Adviser is entitled to receive an annual fee of 0.55% of the average daily net assets of the High Grade Income Fund, and 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund. The Adviser has contractually agreed, through April 30, 2021, to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, excluded expenses) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

The contractual expense limitations are as follows:

High Grade Income Fund, Class I Shares	0.76%
Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the six-month period ended June 30, 2020, the Adviser did not recapture any previously waived fees.

As of June 30, 2020, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Adviser were as follows:

High Grade Income Fund	Hawaii Municipal Bond Fund	Total	Expires
$186	$338	$524	12/31/2020
157	340	497	12/31/2021
116	287	403	12/31/2022
59	124	183	12/31/2023

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Funds. The Administrator has voluntarily agreed to waive 0.07% of its administrative fee on High Grade Income Fund’s average daily net assets excluding the Hawaii Municipal Bond Fund for which the Administrator is waiving 0.12% of its fee. These fee waivers are voluntary and may be discontinued at any time. For the six-month period ended June 30, 2020, the Funds were charged as follows for these services: $35 in the High Grade Income Fund, and $126 in the Hawaii Municipal Bond Fund. For the six-month period ended June 30, 2020, the Funds waived as follows for these services: $12 in the High Grade Income Fund, and $75 in the Hawaii Municipal Bond Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

Bishop Street Funds

(unaudited)

The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are labeled on the Statement of Operations as “Custody Fees.”

DST Systems, Inc. (“DST”) acts as the Transfer Agent of the Funds. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Funds. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Funds have adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the year, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed by First Hawaiian Bank on behalf of SIDCO for the benefit of certain shareholders to the Funds. SIDCO has voluntarily agreed to waive a portion of its fee equal to 0.15% of the average daily net assets value. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations.

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended June 30, 2020 are presented below for the Funds.

	High Grade Income Fund	Hawaii Municipal Bond Fund
Purchases
U.S. Government Securities	$1,815	$—
Other	440	18,353
Sales and Maturities
U.S. Government Securities	$2,571	$—
Other	3,529	23,446

7.	FEDERAL TAX INFORMATION

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and undistributed earnings, in the period that the differences arise. The material differences are primarily attributed to different book/tax method on market discount accretion.

The tax character of dividends and distributions paid during the years ended December 31, 2019 and 2018 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
High Grade Income Fund
2019	$837	$—	$—	$837
2018	1,029	—	27	1,056

Hawaii Municipal Bond Fund
2019	$31	$2,855	$—	$2,886
2018	13	3,221	11	3,245

Bishop Street Funds

(unaudited)

As of December 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

	High Grade Income Fund	Hawaii Municipal Bond Fund
Undistributed Ordinary Income	$—	$78
Capital Loss Carryforwards	(263)	—
Unrealized Appreciation	1,793	3,148
Other Temporary Differences	1	2

Total Distributable Earnings	$1,531	$3,228

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Capital loss carryforwards, all of which are not subject to expiration are as follows:

	Short-Term Loss	Long-Term Loss	Total
High Grade Income Fund	$23	$240	$263

During the fiscal year ended December 31, 2019, the High Grade Income Fund and Hawaii Municipal Bond Fund utilized $78 and $363 in capital loss carryforwards to offset capital gains, respectively.

For Federal income tax purposes, the cost of securities owned at December 31, 2019 is different from amounts reported for financial reporting purposes. The difference is primarily due to different book/tax method on amortization of premiums on certain securities.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at June 30, 2020, were as follows:

	High Grade Income Fund	Hawaii Municipal Bond Fund
Federal Tax Cost	$30,203	$117,550

Gross Unrealized Appreciation	3,505	4,348
Gross Unrealized Depreciation	(27)	(82)

Net Unrealized Appreciation	$3,478	$4,266

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

8.	RISKS

The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The High Grade Income Fund and the Hawaii Municipal Bond Fund invest primarily in debt instruments. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, each Funds’ investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity and “interest rate risk” which is the potential for fluctuations in bond prices due to changing interest rates. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following tables provide detail on the approximate percentage of Hawaii Municipal Bond Fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Funds.

Hawaii Municipal Bond Fund
% of investments in securities with credit enhancements or liquidity enhancements	2.82%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	0.98% (Public School Fund Guarantee)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

Bishop Street Funds

(unaudited)

The market value of the Funds’ investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	LINE OF CREDIT

Through June 30, 2020, the Funds, which are not jointly liable, had entered into an agreement which enabled them to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with MUFG Union Bank, N.A. (the “Bank”). The proceeds from the borrowings are permitted to be used to finance the Funds’ short term general working capital requirements, including the funding of shareholder redemptions.

For the six-month period ended June 30, 2020, the Funds had no borrowings under the line of credit.

10.	OTHER

At June 30, 2020, the percentage of total shares outstanding held by shareholders owning 10% or greater of total shares outstanding of each Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
High Grade Income Fund, Class I Shares*	2	87.78
Hawaii Municipal Bond Fund, Class I Shares	1	81.87
Hawaii Municipal Bond Fund, Class A Shares	—	—

*	Includes one unaffiliated shareholder, all other shareholders in the above table are affiliated.

11.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

(Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted the ASU and the implications of the ASU have been reflected within the Financial Statements, as applicable.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

12.	SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Bishop Street Funds

This page intentionally left blank.

Bishop Street Funds	(unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Bishop Street Funds

(unaudited)

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratios	Expenses Paid During Period*
High Grade Income Fund — Class I

Actual Fund Return	$1,000.00	$1,063.00	0.76%	$3.90
Hypothetical 5% Return	1,000.00	1,021.08	0.76	3.82

Hawaii Municipal Bond Fund — Class I

Actual Fund Return	$1,000.00	$1,020.10	0.55%	$2.76
Hypothetical 5% Return	1,000.00	1,022.13	0.55	2.77

Hawaii Municipal Bond Fund — Class A

Actual Fund Return	$1,000.00	$1,017.90	0.80%	$4.01
Hypothetical 5% Return	1,000.00	1,020.89	0.80	4.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that (i) the report covered the period from June 1, 2019 through December 31, 2019 and thus did not cover the recent period of market volatility, and (ii) the Board held a call with the Trust’s officers on March 25, 2020 where the officers discussed the operations and effectiveness of the Program during the then-current market volatility. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on June 1, 2019. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Renewal of Investment Advisory and Sub-Advisory Agreements

Bishop Street High Grade Income Fund

Bishop Street Hawaii Municipal Bond Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Bishop Street Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 25, 2020 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees

Bishop Street Funds

(unaudited)

determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

June 30, 2020	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Bishop Street Funds

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

HONOLULU, HI 96813

ADMINISTRATOR

SEI INVESTMENTS GLOBAL FUNDS SERVICES

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

TRANSFER AGENT

DST SYSTEMS, INC.

KANSAS CITY, MO 64121

CUSTODIAN

MUFG UNION BANK, N.A.

SAN FRANCISCO, CA 94101

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565

OR YOUR INVESTMENT SPECIALIST

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET FUNDS P.O. BOX 219721 KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS’ SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-2600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Dated: September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Dated: September 4, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Dated: September 4, 2020